FUTURE POLICY BENEFITS - Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefits
Balance, beginning of year	$ 9,875
Balance, end of year	11,039	$ 9,875
Total future policy benefits	9,813	8,011
Direct Insurance
Present value of expected future policy benefits
Balance, beginning of year	6,911
Balance, end of year	6,518	6,911
Pension Risk Transfer
Present value of expected future policy benefits
Balance, beginning of year	2,964
Balance, end of year	4,521	2,964
Future Policy Benefits
Present value of expected net premiums
Balance, beginning of year	3,775	0
Beginning balance at original discount rate	4,088
Effect of changes in cash flow assumptions		(317)
Effect of actual variances from expected experience		(59)
Adjusted beginning of year balance		3,712
Acquisition from business combination		4,142
Issuances	1,540	170
Interest accrual	143	58
Net premiums collected	(1,868)	(252)
Derecognitions (lapses and withdrawals)	(37)	(30)
Ending balance at original discount rate	3,490	4,088
Effect of changes in discount rate assumptions	(119)	(313)
Balance, end of year	3,371	3,775	$ 0
Present value of expected future policy benefits
Balance, beginning of year	9,875	2,171	1,195
Transition impacts				$ 126
Adjusted beginning of year balance, at current discount rate				1,321
Beginning balance at original discount rate	10,851	2,071	1,115
Effect of changes in cash flow assumptions		(339)
Effect of actual variances from expected experience		(86)	4	(15)
Adjusted beginning of year balance		10,426	2,075	1,100
Acquisition from business combination		7,614
Issuances	1,552	1,697	1,000
Interest accrual	409	167	40
Benefit payments	(959)	(453)	(71)
Derecognitions (lapses and withdrawals)	(36)	(30)
Foreign currency translation	80	(219)	2
Ending balance at original discount rate	11,472	10,851	2,071
Effect of changes in discount rate assumptions	(433)	(988)	97
Effect of foreign currency translation on the effect of changes in discount rate assumptions		12	3
Balance, end of year	11,039	9,875	2,171
Total future policy benefits	7,668	6,100	2,171
Less: Reinsurance recoverables	(110)	(152)	(142)
Net liability for future policy benefits, after reinsurance recoverable	7,558	5,948	2,029
Future Policy Benefits | Direct Insurance
Present value of expected net premiums
Balance, beginning of year	3,775	0
Beginning balance at original discount rate	4,088
Effect of changes in cash flow assumptions		(317)
Effect of actual variances from expected experience		(59)
Adjusted beginning of year balance		3,712
Acquisition from business combination		4,142
Issuances	109	170
Interest accrual	131	58
Net premiums collected	(424)	(252)
Derecognitions (lapses and withdrawals)	(38)	(30)
Ending balance at original discount rate	3,490	4,088
Effect of changes in discount rate assumptions	(119)	(313)
Balance, end of year	3,371	3,775	0
Present value of expected future policy benefits
Balance, beginning of year	6,911	0
Beginning balance at original discount rate	7,546	0
Effect of changes in cash flow assumptions		(322)
Effect of actual variances from expected experience		(82)	0
Adjusted beginning of year balance		7,142	0
Acquisition from business combination		7,614
Issuances	109	169
Interest accrual	243	104
Benefit payments	(655)	(311)
Derecognitions (lapses and withdrawals)	(38)	(30)
Foreign currency translation	0	0
Ending balance at original discount rate	6,801	7,546	0
Effect of changes in discount rate assumptions	(283)	(635)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		0
Balance, end of year	6,518	6,911	0
Total future policy benefits	3,147	3,136
Less: Reinsurance recoverables	(60)	(64)
Net liability for future policy benefits, after reinsurance recoverable	$ 3,087	$ 3,072
Weighted-average liability duration of future policy benefits (years)	13 years	13 years
Weighted average interest accretion rate	5.00%	5.00%
Weighted average current discount rate	5.00%	5.00%
Liability remeasurement gains	$ 3
Future Policy Benefits | Pension Risk Transfer
Present value of expected net premiums
Balance, beginning of year	0	$ 0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		0
Adjusted beginning of year balance		0
Acquisition from business combination		0
Issuances	1,431	0
Interest accrual	12	0
Net premiums collected	(1,444)	0
Derecognitions (lapses and withdrawals)	1	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Balance, end of year	0	0	0
Present value of expected future policy benefits
Balance, beginning of year	2,964	2,171	1,195
Transition impacts				126
Adjusted beginning of year balance, at current discount rate				1,321
Beginning balance at original discount rate	3,305	2,071	1,115
Effect of changes in cash flow assumptions		(17)
Effect of actual variances from expected experience		(4)	4	(15)
Adjusted beginning of year balance		3,284	2,075	$ 1,100
Acquisition from business combination		0
Issuances	1,443	1,528	1,000
Interest accrual	166	63	40
Benefit payments	(304)	(142)	(71)
Derecognitions (lapses and withdrawals)	2	0
Foreign currency translation	80	(219)	2
Ending balance at original discount rate	4,671	3,305	2,071
Effect of changes in discount rate assumptions	(150)	(353)	97
Effect of foreign currency translation on the effect of changes in discount rate assumptions		12	3
Balance, end of year	4,521	2,964	2,171
Total future policy benefits	4,521	2,964	2,171
Less: Reinsurance recoverables	(50)	(88)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$ 4,471	$ 2,876	$ 2,029
Weighted-average liability duration of future policy benefits (years)	9 years	9 years	10 years
Weighted average interest accretion rate	4.00%	3.00%	4.00%
Weighted average current discount rate	5.00%	5.00%	1.00%